Employee benefits (Details 10) - Overfunded Pension Plans [Member] - Level 3 of fair value hierarchy [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	$ 664	$ 426
Return on plan assets	36	34
Assets purchases	230	315
Assets sold during the year	(235)	(350)
Translation adjustment	37	26
Transfer between Overfunded pension and Underfunded pension plans	(76)	213
Assets as at end of the year	656	664
Trading equity securities [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	240	103
Return on plan assets	5	(5)
Assets purchases	11	10
Assets sold during the year	(6)	(36)
Translation adjustment	8	4
Transfer between Overfunded pension and Underfunded pension plans	(58)	164
Assets as at end of the year	200	240
Ifrs Real Estate Funds [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	3	5
Return on plan assets		(2)
Assets sold during the year	(3)
Assets as at end of the year		3
Investment property [member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	293	212
Return on plan assets	9	15
Assets purchases	8	25
Assets sold during the year	(16)	(22)
Translation adjustment	18	14
Transfer between Overfunded pension and Underfunded pension plans	(18)	49
Assets as at end of the year	294	293
Loan To Participants [Member]
IfrsStatementLineItems [Line Items]
Assets as at beginning of the year	128	106
Return on plan assets	22	26
Assets purchases	211	280
Assets sold during the year	(210)	(292)
Translation adjustment	11	8
Assets as at end of the year	$ 162	$ 128